OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments(3)(6)
Allegro CLO II-S, Ltd.
CLO secured notes - Class E, 8.93% (LIBOR + 7.82%, due October 21, 2028)	06/24/2020	$2,000,000	$1,246,242	$1,192,200

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F(11), 9.98% (LIBOR + 8.21%, due July 30, 2030)	11/18/2019, 06/18/2020	8,714,421	5,846,534	5,449,127

Cathedral Lake II, Ltd.
CLO secured notes - Class E1R(11), 9.08% (LIBOR + 7.25%, due July 16, 2029)	11/19/2019	4,500,000	3,788,665	3,285,000

CIFC Funding 2014, Ltd.
CLO secured notes - Class FR2, 9.73% (LIBOR + 7.90%, due January 18, 2031)	11/18/2019	4,000,000	3,026,591	2,494,000

Elevation CLO 2020-11, Ltd.
CLO secured notes - Class E, 8.89% (LIBOR + 7.52%, due April 15, 2033)	02/21/2020	6,181,818	5,818,150	5,440,000

Longfellow Place CLO, Ltd.
CLO secured notes - Class FRR, 10.33% (LIBOR + 8.50%, due April 15, 2029)	03/26/2019	795,239	661,900	160,479

Mountain Hawk II CLO, Ltd.
CLO secured notes - Class E, 6.62% (LIBOR + 4.80%, due July 22, 2024)	03/08/2017, 08/20/2018, 12/19/2019	9,000,000	7,969,945	3,678,300

OFSI Fund VII, Ltd.
CLO secured notes - Class F, 7.47% (LIBOR + 5.65%, due October 18, 2026)	01/31/2020	1,400,000	1,339,493	910,000

OZLM VII, Ltd.
CLO secured notes - Class DR, 7.24% (LIBOR + 6.11%, due July 17, 2029)	06/18/2020	1,785,151	1,153,144	1,106,793

OZLM VIII, Ltd.
CLO secured notes - Class DRR, 7.21% (LIBOR + 6.08%, due October 17, 2029)	06/10/2020	1,000,000	796,141	741,700
CLO secured notes - Class ERR, 9.30% (LIBOR + 8.17%, due October 17, 2029)	06/11/2020	1,435,411	840,724	857,514

OZLM XIII, Ltd.
CLO secured notes - Class D, 7.22% (LIBOR + 5.45%, due July 30, 2027)	04/15/2019, 06/12/2019	9,500,000	8,891,353	6,578,750
CLO secured notes - Class E, 8.27% (LIBOR + 6.50%, due July 30, 2027)	09/26/2019	2,041,807	1,557,521	1,062,556

OZLM XXII, Ltd.
CLO secured notes - Class E, 9.23% (LIBOR + 7.39%, due January 17, 2031)	01/31/2018	2,670,000	2,593,606	1,404,954

Saranac CLO VIII Ltd.
CLO secured notes - Class E, 9.75% (LIBOR + 8.12%, due February 20, 2033)	02/05/2020	4,000,000	3,727,381	3,052,400

Shackleton 2017-X CLO, Ltd.
CLO secured notes - Class E, 8.04% (LIBOR + 6.22%, due April 20, 2029)	11/07/2019, 01/17/2020	6,000,000	5,233,844	4,113,600

Venture XV, Ltd.
CLO secured notes - Class ER2(11), 9.02% (LIBOR + 7.19%, due July 15, 2032)	07/03/2019	2,250,000	2,083,342	1,281,150
Total Structured Finance - Debt Investments			$56,574,576	$42,808,523	15.88%
Total Collateralized Loan Obligation - Debt Investments			$56,574,576	$42,808,523	15.88%

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
Allegro CLO II-S, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.30%, maturity October 21, 2028)	02/06/2020	$20,800,000	$9,122,248	$5,616,000

ALM XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.15%, maturity January 15, 2028)	03/04/2019	6,500,000	3,741,062	1,885,000

AMMC CLO XI, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 11.82%, maturity April 30, 2031)	05/15/2018	2,100,000	1,270,692	693,000

AMMC CLO XII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 7.36%, maturity November 10, 2030)	05/14/2018, 03/13/2013, 03/09/2017	11,428,571	6,044,236	3,314,286

Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.20%, maturity January 28, 2031)	05/20/2019	6,000,000	4,807,403	3,606,600

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.21%, maturity January 15, 2030)	07/16/2019	20,000,000	16,668,054	10,895,533

Anchorage Capital CLO 7, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.58%, maturity January 28, 2031)	06/02/2020, 06/03/2020	7,750,000	3,611,573	3,720,000

Anchorage Capital CLO 8, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.69%, maturity July 28, 2028)	03/18/2019	6,000,000	4,713,642	3,161,400

Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 17, 2026)	11/22/2016, 06/14/2017	5,750,000	4,452,403	287,500

Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.22%, maturity April 25, 2031)	03/14/2018, 06/05/2018	9,750,000	7,426,362	3,696,621

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.97%, maturity April 18, 2032)	05/13/2019	16,000,000	12,568,714	8,104,498

Arch Street CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity October 20, 2028)	03/20/2019, 01/29/2020	5,250,000	2,773,087	262,500

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.80%, maturity July 28, 2029)	03/06/2019	17,000,000	8,377,817	3,903,068

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.54%, maturity October 15, 2030)	02/12/2019, 11/08/2019	25,000,000	17,395,646	11,927,103

Ares XL CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.40%, maturity January 15, 2029)	11/30/2017, 03/22/2019, 12/20/2019, 03/05/2020	37,433,000	21,012,457	12,054,190

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 16.93%, maturity January 23, 2031)	09/17/2019	21,000,000	14,848,716	12,180,000

Battalion CLO VI Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity October 17, 2026)	01/24/2018	5,000,000	400,486	55,000

Battalion CLO VII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.59%, maturity July 17, 2028)	07/03/2018, 10/22/2014	26,900,000	15,418,970	6,456,000

Benefit Street Partners CLO V Ltd.
CLO preference shares (5)(7)(10), (Estimated yield 0.00%, maturity October 20, 2026)	07/27/2015, 03/22/2017, 07/27/2017	11,500,000	664,781	172,500

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.29%, maturity October 20, 2030)	02/13/2020	5,000,000	3,264,465	2,350,000

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.30%, maturity July 30, 2030)	01/14/2020, 03/06/2020	13,000,000	6,599,324	3,510,000

BlueMountain CLO 2018-2 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 28.44%, maturity August 15, 2031)	02/21/2020	6,675,000	3,246,698	2,136,000

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 49.16%, maturity October 25, 2030)	06/11/2020	10,000,000	3,861,285	3,800,000

B&M CLO 2014-1 LTD
CLO subordinated notes(5)(7), (Estimated yield 55.85%, maturity April 16, 2026)	10/30/2014, 11/01/2019	22,000,000	1,872,796	660,000

Bristol Park CLO, Ltd.
CLO income notes(5)(7), (Estimated yield 9.49%, maturity April 15, 2029)	08/15/2018, 05/17/2017, 05/18/2017	10,000,000	7,225,218	4,700,000

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.90%, maturity January 18, 2029)	03/19/2013, 08/30/2017, 05/17/2019	16,098,067	9,616,122	4,610,929

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.96%, maturity July 15, 2031)	03/27/2019, 01/08/2020	7,134,333	3,732,295	1,712,240

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 2.84%, maturity October 15, 2029)	05/31/2018, 01/15/2019	$6,350,000	$2,715,093	$1,143,000

Cathedral Lake II, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.50%, maturity July 16, 2029)	05/31/2018, 10/25/2018, 03/28/2019, 06/19/2019, 12/19/2019	14,862,200	8,857,142	2,229,330

CIFC Funding 2013-III-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.20%, maturity April 24, 2031)	03/19/2019, 03/19/2019	4,900,000	2,452,283	1,470,000

CIFC Funding 2014, Ltd.
CLO income notes(5)(7), (Estimated yield 7.82%, maturity January 18, 2031)	02/01/2018, 02/01/2018	6,000,000	3,616,388	1,980,000

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 9.52%, maturity October 22, 2031)	03/06/2018, 10/27/2016, 02/07/2019, 05/15/2019	18,225,000	10,098,385	5,832,000

East West Investment Management CLO 2019-1, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 20.50%, maturity January 20, 2033)	11/20/2019	13,970,000	13,472,560	12,293,600

Elevation CLO 2015-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.15%, maturity April 18, 2027)	09/05/2019	19,350,000	7,119,593	1,935,000

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(4)(5)(7)(9)(11), (Estimated yield 22.37%, maturity April 15, 2033)	02/21/2020	24,000,000	21,138,077	19,200,000

Ellington CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity February 15, 2029)	08/16/2018, 05/02/2019	6,000,000	4,557,379	600

Figueroa CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity June 20, 2027)	08/01/2018	8,500,000	475,630	17,000

Halcyon Loan Advisors Funding 2015-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 20, 2027)	06/15/2017, 06/12/2018	7,000,000	2,221,303	700

Halcyon Loan Advisors Funding 2018-1 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 11.08%, maturity July 20, 2031)	05/11/2018	7,750,000	6,636,824	3,797,500

Hayfin Kingsland IX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.17%, maturity April 28, 2031)	09/17/2019	22,877,075	13,017,549	10,065,913

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 45.68%, maturity July 18, 2029)	06/19/2020	3,000,000	873,931	861,000

HPS Loan Management 10-2016, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 20, 2028)	05/20/2019	10,000,000	5,934,474	3,200,000

ICG US CLO 2016-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.02%, maturity July 29, 2028)	02/01/2018	4,750,000	4,083,769	1,437,540

Ivy Hill Middle Market Credit VII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.99%, maturity October 20, 2029)	10/03/2013	5,400,000	4,226,569	2,014,103

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Jamestown CLO IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2026)	11/16/2017, 11/16/2017, 11/16/2017	$9,500,000	$2,446,315	$950

Jamestown CLO VII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 25, 2027)	05/18/2018, 05/03/2019	13,912,500	4,132,461	556,500

Longfellow Place CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 15, 2029)	01/11/2018, 08/21/2018, 03/26/2019	19,640,000	7,192,061	392,800

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 27.74%, maturity April 19, 2030)	09/17/2019	20,000,000	10,365,041	8,200,000

Madison Park Funding XV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.65%, maturity January 27, 2026)	03/07/2019	7,000,000	3,836,526	1,243,900

Madison Park Funding XVII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 22.28%, maturity July 21, 2030)	01/07/2020	5,000,000	2,316,818	1,850,000

Madison Park Funding XXII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.91%, maturity January 15, 2033)	06/25/2019	15,000,000	10,824,410	9,000,000

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.47%, maturity October 20, 2029)	03/28/2019	3,568,750	2,494,395	1,463,188

Madison Park Funding XXV, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 6.01%, maturity April 25, 2029)	05/17/2018	1,300,000	1,071,410	614,250

Madison Park Funding XXIX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.14%, maturity October 18, 2047)	09/28/2018	17,000,000	14,247,427	10,710,000

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.36%, maturity April 15, 2047)	02/23/2018	17,550,000	15,015,586	9,417,963

Madison Park Funding XXXII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.19%, maturity January 22, 2048)	10/08/2019	12,250,000	8,602,631	7,472,500

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7), (Estimated yield 16.67%, maturity April 22, 2027)	10/08/2015	34,762,500	20,108,940	12,514,500

Marble Point CLO XI Ltd.
CLO income notes(5)(7), (Estimated yield 11.02%, maturity December 18, 2047)	05/07/2019, 05/07/2019, 07/26/2019, 01/29/2020	8,500,000	5,595,003	2,975,000

Midocean Credit CLO III
CLO income notes(5)(7), (Estimated yield 2.46%, maturity April 21, 2031)	04/24/2019	16,650,000	7,258,297	832,500

Midocean Credit CLO VI
CLO income notes(5)(7), (Estimated yield 11.05%, maturity January 20, 2029)	11/08/2016, 06/07/2017, 06/26/2019	29,700,000	24,745,974	10,395,000

Mountain Hawk II CLO, Ltd.
CLO secured notes (5)(7), (Estimated yield 0.00%, maturity July 20, 2024)	11/15/2013, 03/07/2017	25,670,000	3,307,974	2,567

Mountain View CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 15, 2026)	08/08/2018, 08/08/2018	15,000,000	2,506,803	1,500

Nassau 2017-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 2.70%, maturity January 15, 2030)	09/17/2019	24,400,000	15,479,111	6,100,000

NorthWoods Capital XII-B, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.12%, maturity June 15, 2031)	02/06/2020	10,000,000	6,307,712	4,000,000

NorthWoods Capital XIV-B, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 32.84%, maturity November 13, 2031)	12/18/2019	4,250,000	2,673,660	1,572,500

Ocean Trails CLO VI
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2028)	10/30/2018	4,000,000	3,452,571	840,000

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.09%, maturity January 22, 2030)	06/07/2018, 12/16/2019, 01/15/2020, 06/19/2020	11,568,750	5,933,211	4,164,750

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Octagon Investment Partners 33, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.49%, maturity January 20, 2031)	10/16/2017	$10,000,000	$8,452,462	$5,000,000

Octagon Investment Partners 38, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.37%, maturity July 20, 2030)	07/12/2018	5,000,000	4,071,413	2,400,000

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 15.97%, maturity April 20, 2031)	02/14/2019	47,250,000	40,524,832	29,767,500

Octagon Loan Funding, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.14%, maturity November 18, 2031)	02/28/2019	1,774,526	995,433	656,575

OFSI Fund VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 18, 2026)	08/05/2014	28,840,000	14,753,026	2,018,800

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7), (Estimated yield 21.13%, maturity August 16, 2029)	04/26/2019, 04/26/2019	8,500,000	6,109,306	2,975,000

OFSI BSL IX, Ltd.
CLO preferred shares(5)(7)(11), (Estimated yield 16.07%, maturity July 31, 2118)	06/21/2018	11,480,000	9,838,074	5,699,820

OHA Loan Funding 2012-1, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity January 23, 2025)	04/03/2019	7,400,000	24,417	495,800

OZLM Funding III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.60%, maturity January 22, 2029)	08/24/2018	12,000,000	7,216,451	2,160,000

OZLM VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 54.76%, maturity July 17, 2029)	01/29/2020, 01/29/2020	21,891,673	4,491,429	875,667

OZLM VIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity October 17, 2029)	01/18/2019	10,000,000	3,470,367	1,000,000

OZLM XIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 30, 2027)	03/19/2018, 10/10/2018, 04/09/2019	23,000,000	11,042,059	1,380,000

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.50%, maturity January 15, 2029)	12/07/2015, 11/30/2016, 12/11/2019, 02/12/2020	36,920,000	21,084,814	9,026,533

OZLM XVIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 53.09%, maturity April 15, 2031)	06/10/2020	3,500,000	1,301,620	1,415,436

Parallel 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 48.95%, maturity April 20, 2031)	06/25/2020	1,500,000	543,892	525,000

Park Avenue Institutional Advisers CLO Ltd 2018-1
CLO subordinated notes(5)(7), (Estimated yield 22.03%, maturity October 20, 2031)	10/11/2019	6,000,000	4,581,844	3,180,000

Seneca Park CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.00%, maturity July 17, 2026)	04/23/2019	6,000,000	793,610	90,000

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.83%, maturity April 13, 2031)	08/14/2018, 08/28/2018, 06/30/2020	24,500,000	12,051,847	5,767,342

Shackleton 2014-V-R CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 15.35%, maturity May 07, 2031)	09/17/2019, 01/17/2020	19,500,000	11,256,495	8,385,000

Shackleton 2015-VII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2031)	03/21/2017, 12/12/2016, 02/06/2019	12,500,000	8,892,419	3,295,667

Shackleton 2017-X CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.45%, maturity April 20, 2029)	02/23/2017, 09/17/2019	25,538,000	15,185,408	7,916,780

Sound Point CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 36.04%, maturity January 26, 2031)	06/16/2020	2,750,000	820,862	852,500

Sound Point CLO VI-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.66%, maturity October 20, 2031)	05/01/2018, 05/01/2018, 06/05/2019, 02/13/2020	24,656,983	9,659,971	3,698,547

Sound Point CLO XXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.37%, maturity January 20, 2032)	09/19/2019	4,880,000	3,314,584	2,147,200

Symphony CLO XVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.97%, maturity January 23, 2028)	01/23/2020	14,750,000	8,402,710	4,720,000

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 17, 2026)	01/25/2013, 07/12/2017, 03/03/2015	14,332,210	6,296,614	1,433

Telos CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 4.13%, maturity January 17, 2030)	07/11/2013, 05/06/2016, 06/10/2020	14,350,000	7,347,427	1,148,000

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017, 02/20/2019, 02/20/2019	21,400,000	9,166,640	2,140

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OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Thacher Park CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.45%, maturity October 20, 2026)	04/23/2019	$4,500,000	$1,220,732	$450,000

THL Credit Wind River 2015-1 CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.16%, maturity October 20, 2030)	06/12/2019	1,300,000	798,743	559,000

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 18, 2029)	02/02/2017	12,000,000	9,265,940	4,080,000

THL Credit Wind River 2017-4 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.07%, maturity November 20, 2030)	10/30/2018, 10/31/2018, 12/19/2019	7,000,000	6,067,972	4,620,000

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2029)	06/06/2018	6,300,000	2,151,851	63,000

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 20, 2030)	12/21/2017	13,270,000	10,640,413	2,654,000

Trinitas CLO VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.36%, maturity January 25, 2031)	09/18/2019	2,000,000	1,160,284	760,000

Trinitas CLO VIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 23.85%, maturity July 20, 2117)	03/12/2019, 03/03/2020, 03/03/2020	8,050,000	5,550,709	4,105,500

Venture XIV CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 7.30%, maturity August 28, 2029)	09/12/2017, 12/14/2017, 05/31/2017, 05/31/2017, 05/10/2019	9,250,000	4,696,420	740,000

Venture XV CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 15, 2032)	01/31/2018, 07/03/2019	9,450,126	5,673,813	567,008

Venture XVII CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2027)	01/09/2017, 04/29/2014, 09/23/2015	17,000,000	10,228,955	1,190,000

Venture XX CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2027)	07/27/2018	6,000,000	2,437,326	420,000

Venture XXI CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 2.70%, maturity July 15, 2027)	08/16/2017, 10/23/2017, 05/19/2017, 03/28/2019, 06/24/2019	30,000,000	16,329,149	3,000,000

Venture 32 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 9.00%, maturity July 18, 2031)	02/20/2019	3,500,000	3,026,976	1,400,000

Venture 37 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 15.81%, maturity July 15, 2032)	05/28/2019	9,000,000	7,535,321	4,140,000

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.73%, maturity October 20, 2031)	02/05/2019	5,000,000	3,543,224	1,200,000

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 20, 2028)	09/28/2016	10,000,000	7,786,794	1,700,000

West CLO 2014-1, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 8.26%, maturity July 18, 2026)	11/16/2018, 06/17/2019	20,250,000	8,681,981	1,215,000

Zais CLO 8, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2029)	02/23/2018	3,000,000	2,117,862	480,000

Zais CLO 9, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2031)	06/19/2018, 10/25/2018, 01/10/2019	10,700,000	8,788,288	1,926,000

Other CLO equity related investments
CLO other(8)	08/05/2014, 02/02/2017, 04/04/2017, 03/16/2018, 05/11/2018, 06/21/2018, 11/08/2019, 02/21/2020		300,106	1,848,186
Total Structured Finance - Equity Investments			$835,840,723	$420,986,056	156.16%
Total Collateralized Loan Obligation - Equity Investments			$835,840,723	$420,986,056	156.16%

Total Investments			$892,415,299	$463,794,579	172.04%

Cash Equivalents
First American Government Obligations Fund(12)			$17,461,336	$17,461,336

Total Cash Equivalents			$17,461,336	$17,461,336	6.48%

Total Investments and Cash Equivalents			$909,876,635	$481,255,915	178.52%

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
(Unaudited)

(1)
We do not "control" and are not an "affiliate" of any of our portfolio companies, as each term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2)	Fair value is determined in good faith by the Board of Directors of Oxford Lane Capital Corp. ("OXLC", or the "Fund").
(3)	Cost value reflects accretion of original issue discount or market discount.
(4)	Investment represents greater than 5% of net assets.
(5)	Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)	The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of June 30, 2020.
(7)
The CLO subordinated notes, preferred shares and income notes are considered equity investments in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses.  The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination.  Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.

(8)	Fair value represents discounted cash flows associated with fees earned from CLO equity investments.
(9)
Investment has not made its inaugural distribution for relevant period end. Please refer to "Note 2. Summary of Significant Accounting Policies - Investment Income" in OXLC's most recently filed Form N-CSR for the year ended March 31, 2020.

(10)
The CLO equity investment was optionally redeemed. Please refer to "Note 2. Summary of Significant Accounting Policies - Securities Transactions" in OXLC's most recently filed Form N-CSR for the year ended March 31, 2020.

(11)	The CLO equity is co-invested with the Fund’s affiliates. Please refer to “Note 4. Related Party Transactions” in OXLC's most recently filed Form N-CSR for the year ended March 31, 2020.
(12)	Represents cash equivalents held in a money market account as of June 30, 2020.
(13)	The fair value of the investment was determined using significant unobservable inputs. Please refer to "Note 3. Fair Value" in OXLC's most recently filed Form N-CSR for the year ended March 31, 2020.
(14)
The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Unless otherwise noted, all of the Fund's investments are deemed to be “restricted securities” under the Securities Act.